Note 12 - Related party balances and transactions	12 Months Ended
Dec. 31, 2024
Notes
Note 12 - Related party balances and transactions

Note 12 – Related party balances and transactions

The table below sets forth the major related parties which have balances or transactions during the years presented and their relationships with the Company:

Name of related parties	Relationship with the Company
FDT (Qingdao) Intellectual Technology Co., Ltd	Common control under major shareholder
Tungray (Kunshan) Industrial Automation Co., Ltd	Common control under major shareholder
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	Common control under major shareholder
Qingdao Tungray Technology Development Co., Ltd.	Common control under major shareholder
Shanghai Tongrui Investment Management Co., Ltd.	Common control under major shareholder
Hefei CAS Dihuge Automation Co. Ltd	10.27% ownership interest by Shanghai Tongrui Investment Management Co., Ltd.
Kunshan Tungray Intelligent Technology Co., Ltd.	Common control under major shareholder
Qingdao Tungray Biology Technology Co., Ltd.	Common control under major shareholder
Shanghai Tongrui Industrial Automation Equipment Co., Ltd	Common control under major shareholder
Wanjun Yao	Major shareholder/Chairman, Chief Executive Officer and Director
Jingan Tang	Director/Senior Manager of Tungray Industrial Automation Shenzhen
Liling Du	CFO of Tungray Singapore
Gang Wang	Shareholder of Tungray Singapore and Tung Resource
Demin Han	General Manager
Lei Yao	Chief Technology Officer
Mingxing Gao	General Manager

Related party balances

Account Receivable – related parties

Name of Related Party	As of December 31, 2024	As of December 31, 2023

FDT (Qingdao) Intellectual Technology Co., Ltd	$30,092	$19,372
Tungray (Kunshan) Industrial Automation Co., Ltd	210,811	202,679
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	51,444	52,889
Kunshan Tungray Intelligent Technology Co., Ltd.	35,209	44,649
Total	$327,556	$319,589

Account payable, related parties

Name of Related Party	As of December 31, 2024	As of December 31, 2023

FDT (Qingdao) Intellectual Technology Co., Ltd.	$13,700	$365,665
Qingdao Tungray Technology Development Co., Ltd.	8,841	26,061
Shanghai Tongrui Industrial Automation Equipment Co., Ltd	31,510	32,395
Shanghai Tongrui Investment Management Co., Ltd.	-	54,661
Kunshan Tungray Intelligent Technology Co., Ltd.	6,346	-
Hefei CAS Dihuge Automation Co., Ltd.	19,591	20,141
Total	$79,988	$498,923

Other receivables – related parties

Other receivables – related parties are those nontrade receivables arising from transactions between the Company and certain related parties, such as advances made by the Company on behalf of related parties, and advance to related parties. These balances are unsecured and non-interest bearing. Current receivables are due on demand.

Name of Related Party	As of December 31, 2024	As of December 31, 2023
Qingdao Tungray Biology Technology Co., Ltd.	$44,377	$23,816
FDT (Qingdao) Intellectual Technology Co., Ltd	227,242	-
Du Liling	48,828	-
Total	$320,447	$23,816

Other payable– related parties

Other payables – related parties are those nontrade payables arising from transactions between the Company and certain related parties, such as advances made by the related party on behalf of the Company, dividend payables and related accrued interest payable on the advances. These balances are unsecured and non-interest bearing. Current payables are due on demand.

Name of Related Party	As of December 31, 2024	As of December 31, 2023
FDT (Qingdao) Intellectual Technology Co., Ltd	$39,323	$-
Tungray (Kunshan) Industrial Automation Co., Ltd.	-	41,853
Qingdao Tungray Technology Development Co., Ltd.	18,438	-
Jingan Tang	280,692	277,607
Liling Du	-	38,216
Gang Wang	-	54,005
Demin Han	-	156,455
Lei Yao	-	2,893
Mingxing Gao	-	99,837
Total	$338,453	$670,866

Prepayment-related parties

Name of Related Party	As of December 31, 2024	As of December 31, 2023

Shanghai Tongrui Investment Management Co., Ltd.	$20,254	$-
FDT (Qingdao) Intellectual Technology Co., Ltd	776,878	-
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	14,286	-
Qingdao Tungray Technology Development Co., Ltd.	53,497	55,000
Tungray (Kunshan) Industrial Automation Co., Ltd.	3,003,903	993,745
Provision of doubtful accounts	(53,497)	-
Total	$3,815,321	$1,048,745

Movements of provision of doubtful accounts of prepayments-related parties are as follows:

	For the Years Ended December 31,
	2024	2023

Beginning balance	$-	-
Addition	54,267	-
Exchange rate effect	(770)	-
Ending balance	$53,497	-

Operating lease liabilities- related parties

The Company entered into three lease agreements as a lessee under which it leased three operation buildings for 5-7 years from two related parties. The Company accounts for the leases in accordance with ASC 842. The Company’s underlying building properties were classified as operating leases, and the related lease liabilities were recorded under operating lease liabilities – related parties (see Note 17).

Name of Related Party	As of December 31, 2024	As of December 31, 2023

Tungray (Qingdao) Technology Development Co., Ltd	$201,296	$244,112
Jingan Tang	158,007	218,432
Total	359,303	462,544
Current portion of operating lease liabilities - related parties	(168,551)	(123,094)
Noncurrent portion of operating lease liabilities - related parties	$190,752	$339,450

Related party transactions

Revenue from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023

Tungray (Kunshan) Industrial Automation Co., Ltd.	Sales of products	$8,581	$231,209
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd.	Sales of products	-	26,245
FDT (Qingdao) Intellectual Technology Co., Ltd.	Sales of products	30,761	4,602
Kunshan Tungray Intelligent Technology Co., Ltd.	Sales of products	-	57,490
Total		$39,342	$319,546

Purchase from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023
FDT (Qingdao) Intellectual Technology Co., Ltd.	Products and services purchase	$12,298	$961,525
Tungray (Kunshan) Industrial Automation Co., Ltd.	Products and services purchase	12,993	-
Total		$25,291	$961,525

Non-operating income- related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023
Qingdao Tungray Biology Technology Co., Ltd	Lease income	$19,762	$19,126

Rental expenses- related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023
Qingdao Tungray Technology Development Co., Ltd	Lease expense	$59,963	$66,476
Jingan Tang	Lease expense	71,255	72,411
Total		$131,218	$138,887

Advances to related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023
Qingdao Tungray Biology Technology Co., Ltd.	Cash advance	$21,516	$23,880
Shanghai Tongrui Investment Management Co., Ltd.	Cash advance	-	78,049
FDT (Qingdao) Intellectual Technology Co., Ltd.	Cash advance	230,513	575,836
Liling Du	Cash advance	49,920	-
Total		$301,949	$677,765

Borrowings from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2024	2023
FDT (Qingdao) Intellectual Technology Co., Ltd.	Borrowings	$39,889	$-
Kunshan Tungray Intelligent Technology Co., Ltd.	Borrowings	-	1,551,409
Demin Han	Borrowings	-	1,708
Lei Yao	Borrowings	-	2,843
Jingan Tang	Borrowings	138,971	31,055
Total		$178,860	$1,587,015